WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2015
WARRANTS LIABILITY [Text Block]

17. WARRANTS LIABILITY

In May 2015, in connection with the closing of an equity offering in which the Company issued 2,102,484 ordinary shares at a price of $6.44 per share, the Company also issued Series A and Series B warrants to purchase an aggregate of 1,576,863 ordinary shares of the Company.

Series A warrants

Series A warrants were issued in connection with the equity offering to purchase an aggregate of 525,621 ordinary shares at an exercise price of $7.73 per share. The Series A warrants have a term of three years and are exercisable by the holders at any time after the date of issuance before the expiration date. A holder of the Series A warrants has the right to exercise its warrants on a cashless basis if a registration statement or prospectus is not available for the issuance of the ordinary shares issuable upon exercise of the warrants. None of the Series A warrants have been exercised.

Series B warrants

Series B warrants were issued in connection with the offering to purchase an aggregate of 1,051,242 ordinary shares at an exercise price of $7.09 per share. The Series B warrants are exercisable by the holders at any time after the date of issuance, and expire six months after the date on which they are first exercisable. A holder of the Series B warrants also has the right to exercise its warrants on a cashless basis if a registration statement or prospectus is not available for the issuance of the ordinary shares issuable upon exercise of the warrants. In addition, commencing on the 40th day after the issuance date of the Series B warrants, holders may exercise the Series B warrants in whole or in part and, in lieu of making cash payment upon such exercise and in lieu of making a cashless exercise, elect to receive upon such exercise the net number of ordinary shares determined according the formula specified in the Series B warrant agreement; provided, that if the applicable market price of the ordinary shares is less than $4.00 (as adjusted for share splits, share distributions, recapitalizations or similar events) and the Company has previously delivered a Net Cash Settlement Notice (as defined in the Series B warrant agreement) to the holder that has not been withdrawn, then the Company will pay the holder a certain amount in cash in addition to such number of ordinary shares, in each case according to a formula specified in the Series B warrant agreement. Subsequent to the issuance of the Series B warrants, the Company extended the expiration date of the Series B warrants through March 15, 2016. A total of 952,501 Series B warrants were exercised in exchange for 5,613,130 ordinary shares in 2015 and 98,741 Series B warrants were exercised in exchange for 899,795 ordinary shares subsequent to December 31, 2015 and no Series B warrants remain outstanding as of the current date.

Both the Series A and Series B warrants contain down-round protection upon the issuance of any ordinary shares, securities convertible into ordinary shares or certain other issuances at a price below the then-existing exercise price of the warrants, with certain exceptions. In addition, the Series B warrants contain provisions that could require cash payments to the holders of the warrants or payment in additional ordinary shares. Therefore, the Company's Series A and Series B warrants are classified as liabilities.

The Company recognizes the warrants liability at their respective fair values at inception and on each reporting date. The Company utilized a binomial option pricing model (“BOPM”) and a Monte-Carlo simulation to develop its assumptions for determining the fair value of the warrants. Changes in the fair value of the derivative warrant liabilities and key assumptions at the issue date and each reporting date are as follows:

	Series A	Series B
	Warrants	Warrants	Total
Balance at December 31, 2014	$-	$-	$-
Fair value at warrants liability at issuance date	1,075,500	3,907,194	4,982,694
Exercise of warrants and resulting reclassification to equity at fair value	-	(8,941,489)	(8,941,489)
Cash paid to warrant holders	-	(542,806)	(542,806)
Adjustment resulting from the change in the fair value for the reporting period	(918,969)	6,576,956	5,657,987

Balance at December 31, 2015	$156,531	$999,855	$1,156,386

	Series A	Series B
	Warrants	Warrants
December 31, 2015:
Annual volatility	89.55%	150.85
Risk-free rate	1.268%	0.56%
Dividend rate	0.00%	0.00%
Contractual term	2.4 years	0.2 years
Closing price of ordinary shares	$1.68	$1.68
Conversion/exercise price	$7.73	$7.09
Origination:
Annual volatility	88%	92%
Risk-free rate	1%	0.09%
Dividend rate	0.00%	0.00%
Contractual term	3 years	0.5years
Closing price of ordinary shares	$3.85	$3.85
Conversion/exercise price	$7.73	$7.09

The warrants liability is considered a Level 3 liability on the fair value hierarchy as the determination of fair values includes various assumptions about future activities, stock price, and historical volatility inputs. Significant unobservable inputs for the Level 3 warrants liability include (1) the estimated probability of the occurrence of a down round financing during the term over which the related warrants are exercisable, (2) the estimated magnitude of the down round and (3) the estimated magnitude of any net cash fractional share settlement.